Stock Plan - Restricted Stock Unit Activity (Detail) - Restricted Stock Units (RSUs) [Member] shares in Thousands	9 Months Ended
Sep. 30, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested balance-December 31, 2014 (in shares) | shares	0
Granted (in shares) | shares	2,113
Forfeited or canceled (in shares) | shares	(16)
Unvested balance-September 30, 2015 (in shares) | shares	2,097
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested balance-December 31, 2014 (in dollars per share)	$ 0.00
Granted (in dollars per share)	35.02
Forfeited or canceled (in dollars per share)	36.43
Unvested balance-September 30, 2015 (in dollars per share)	$ 35.01